SUPPLEMENTARY CASH FLOW INFORMATION (Schedule of Change in Non-cash Operating Working Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of supplementary cash flow information [Abstract]
Trade and other receivables	$ 169	$ 715
Inventories	(606)	(1,164)
Prepaids and deposits	500	86
Accounts payable and accrued liabilities	3,962	(1,743)
Deposits received	(3,343)	(603)
Due from a related party	(23)	84
Total changes in non-cash operating working capital	$ 659	$ (2,625)